OTHER LIABILITIES (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Remainder 2019	$ 1,500	$ 5,454
2020	6,558	7,095
Total	$ 8,058	$ 12,549	$ 17,582